Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Net income (loss) for the year	R$ (1,377,348)	R$ 837,446	R$ 804,195
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of accounts receivable from card issuers at fair value through other comprehensive income	(200,084)	28,726	(15,062)
Changes in the fair value of listed securities at fair value through other comprehensive income	0	0	(1)
Exchange differences on translation of foreign operations	4,651	(410)	0
Change in fair value of cash flow hedges		(1,512)
Effects IAS 29 in hyperinflationary economies	2,481	0	0
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of equity instruments designated at fair value through other comprehensive income	216,466	40,336	(938)
Other comprehensive income (loss) for the year, net of tax	(29,118)	67,140	(16,001)
Total comprehensive income (loss) for the year, net of tax	(1,406,466)	904,586	788,194
Total comprehensive income (loss) attributable to:
Owners of the parent	(1,389,603)	921,404	787,231
Non-controlling interests	(16,863)	(16,818)	963
Total comprehensive income (loss) for the year, net of tax	(1,406,466)	904,586	788,194
Bonds Hedge
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Change in fair value of cash flow hedges	(54,144)	0	0
Highly Probably Future Imports
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Change in fair value of cash flow hedges	R$ 1,512	R$ (1,512)	R$ 0